Trade receivables - Summary of loss allowance for trade receivables (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade receivables
Beginning of the year/period	¥ 60,513	¥ 22,252
(Reversal) of/provision for ECL, net	5,381	(3,235)
End of the year/period	¥ 65,894	¥ 19,017